E&E ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
E&E ASSETS
Schedule of project and nature of expenditure

	Kelly	Lone	Stockade		Fourmile
	Creek	Mountain	Mountain	Miller	Basin	Total
Balance - December 31, 2022	$914,879	$350,738	$96,046	$302,840	$704,531	$2,369,034
E&E expenditures:
Acquisition costs	30,000	72,200	25,000	25,000	—	152,200
Assays	6,012	4,385	—	37,722	27,573	75,692
Consulting	4,344	99,619	96,567	34,625	22,150	257,305
Drilling	—	—	538,627	500,463	108,293	1,147,383
Field supplies and rentals	—	867	11,125	3,572	259	15,823
Field work	—	17,544	28,535	21,301	12,426	79,806
Finders’ fees	—	—	—	15,000	—	15,000
Geophysics	—	28,250	—	—	—	28,250
Government payments	17,558	177,236	46,108	50,131	378	291,411
Share-based compensation	16,749	16,749	16,749	14,950	2,865	68,062
Travel	622	9,094	8,343	9,864	5,387	33,310
Write-off of E&E assets	(353,456)	—	—	(1,015,468)	(883,862)	(2,252,786)
Total E&E expenditures	(278,171)	425,944	771,054	(302,840)	(704,531)	(88,544)
Balance - December 31, 2023	$636,708	$776,682	$867,100	$—	$—	$2,280,490
E&E expenditures:
Acquisition costs	20,000	58,650	51,550	—	—	130,200
Assays	—	78,530	21,101	—	—	99,631
Consulting	900	111,893	211,161	900	1,650	326,504
Drilling	—	—	543,613	—	—	543,613
Field supplies and rentals	—	1,422	81,008	—	735	83,165
Field work	—	60,050	64,887	—	—	124,937
Geophysics	—	—	3,180	—	—	3,180
Government payments	20,923	222,467	83,299	(3)	170	326,856
Share-based compensation	41,002	41,002	41,003	—	—	123,007
Technical and assessment reports	—	21,300	—	—	—	21,300
Travel	—	7,441	10,602	—	838	18,881
Write-off of E&E assets	—	—	—	(897)	(3,393)	(4,290)
Total E&E expenditures	82,825	602,755	1,111,404	—	—	1,796,984
Balance - December 31, 2024	$719,533	$1,379,437	$1,978,504	$—	$—	$4,077,474

Kelly Creek
E&E ASSETS
Schedule of minimum payments

September 16, 2021	$30,000	Paid
September 16, 2022	$30,000	Paid
September 16, 2023	$30,000	Paid
September 16, 2024	$20,000	Paid
September 16, 2025	$20,000
September 16, 2026	$25,000
September 16, 2027 and every year thereafter	$30,000

Lone Mountain
E&E ASSETS
Schedule of pre-production payments

Signing of the lease	$80,000	Paid
November 1, 2021	$30,000	Paid
November 1, 2022	$20,000	Paid
November 1, 2023	$20,000	Paid
November 1, 2024	$30,000	Paid
November 1, 2025 and every year thereafter(1)	$30,000

(1)	Pre-production payments increase by $10,000 every year after November 1, 2025 to a maximum of $200,000.

Schedule of required minimum annual E&E expenditures on the project / property

September 1, 2024	$150,000	Completed
September 1, 2025	$250,000	Completed
September 1, 2026	$300,000	In progress
September 1, 2027	$300,000	In progress
September 1, 2028	$400,000	In progress
September 1, 2029(1)	$400,000	In progress

(1)	The work commitment terminates when $1,800,000 has been spent on the property.

Stockade Mountain
E&E ASSETS
Schedule of pre-production payments

May 16, 2022	$15,000	Paid
November 16, 2022	$10,000	Paid
May 16, 2023	$10,000	Paid
November 16, 2023	$15,000	Paid
May 16, 2024	$15,000	Paid
November 16, 2024	$25,000	Paid
May 16, 2025	$25,000
November 16, 2025 and every six months thereafter	$25,000